Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]

Note 1: Nature of operations

Fury Gold Mines Limited (the “Company” or “Fury Gold”) was incorporated on June 9, 2008, under the Business Corporations Act (British Columbia) and is listed on the Toronto Stock Exchange and the NYSE-American, with its common shares trading under the symbol FURY. The Company’s registered and records office is at 1500-1055 West Georgia Street Vancouver, BC, V6E 4N7 and the mailing address is 401 Bay Street, 16th Floor, Toronto, Ontario, M5H 2Y4.

The Company’s principal business activity is the acquisition and exploration of resource projects in Canada. At December 31, 2024, the Company had three principal projects: Committee Bay in Nunavut, and Eau Claire and Éléonore South in Quebec, which the Company now owns 100%, after acquiring the 49.978% interest, previously held by Newmont Corporation (“Newmont”), in February 2024. Additionally, the Company holds a 16.11% common share interest in Dolly Varden Silver Corporation (“Dolly Varden”) at December 31, 2024, which owns the Kitsault project in British Columbia and a 25% interest in Universal Mineral Services Limited (“UMS”), a private shared-services provider.

Sale of Homestake Resources Corporation (“Homestake Resources”)

On December 6, 2021, the Company entered into a definitive agreement (the "Purchase Agreement") with Dolly Varden pursuant to which the Company agreed to sell to Dolly Varden a 100% interest in Fury Gold's wholly owned subsidiary, Homestake Resources, in exchange for $5,000 in cash and 76,504,590 common shares in Dolly Varden. Homestake Resources was the owner of a 100% interest in the Homestake Ridge gold-silver project which is located adjacent to the Dolly Varden Project owned by Dolly Varden in the Golden Triangle, British Columbia (“the Dolly Varden Transaction”). The Dolly Varden Transaction completed on February 25, 2022. As a result, Fury acquired the 76,504,590 Dolly Varden Shares on February 25, 2022, representing approximately 35.33% of the Dolly Varden Shares outstanding and 32.88% of Dolly Varden on a fully diluted basis as of that date.

In connection with the Dolly Varden Transaction and as contemplated in the Purchase Agreement, Dolly Varden and Fury Gold had also entered into an investor rights agreement dated February 25, 2022 (the "Investor Rights Agreement"). Pursuant to its obligations under the Investor Rights Agreement, Dolly Varden had appointed Forrester “Tim” Clark, the Chief Executive Officer (“CEO”) of Fury Gold, and Michael Henrichsen, the former Chief Geological Officer of Fury Gold, to the board of directors of Dolly Varden.

(a)

On October 13, 2022, the Company announced that it had completed a non-brokered sale agreement to sell 17,000,000 common shares of Dolly Varden at $0.40 per share, representing approximately 7.4% of the outstanding common shares. The net proceeds received by the Company upon close of the transaction was $6,774.

(b)

On March 12, 2024, the Company sold 5,450,000 common shares of Dolly Varden at $0.735 per Share for gross proceeds of $4,006, thus reducing its position to 19.99% of Dolly Varden, and decreasing its right to one director on Dolly Varden under its Investors Rights Agreement, to which notice had been given.

(c)

On October 4, 2024, the Company further sold 3,000,000 common shares of Dolly Varden at $1.119 per Share for gross proceeds of $3,356. As at December 31, 2024, the Company held a 16.11% interest in Dolly Varden.

Acquisition of 25% equity interest in Universal Mineral Services Ltd.

On April 1, 2022, the Company purchased a 25% share interest in UMS, a private shared-services provider for nominal consideration. The remaining 75% of UMS is owned equally by three other junior resource issuers, namely Tier One Silver Inc., Coppernico Metals Inc., and Torq Resources Inc. Previously, UMS had been privately owned by a director in common, Mr. Ivan Bebek, then subsequently from January 1, 2022, by Mr. Steve Cook, another director in common, until March 31, 2022.

UMS is the private company through which its shareholders, including Fury Gold, share geological, financial, and transactional advisory services as well as administrative services on a full cost recovery basis. Having these services available through UMS, on an as needed basis, allows the Company to maintain a more efficient and cost-effective corporate overhead structure by hiring fewer full-time employees and engaging outside professional advisory firms less frequently. The agreement has an indefinite term and can be terminated by either party upon providing 180 days notice.

Increase in ownership interest of Éléonore South

On September 12, 2022, the Company and its joint operation partner Newmont, through their respective subsidiaries, completed the acquisition of the remaining approximately 23.77% participating interest of Azimut Exploration Inc. in the Éléonore South Joint Venture (“ESJV”), on a pro-rata basis. As a result of the transaction, the 100% ESJV participating interests at December 31, 2022 and 2023 were held 50.022% by the Company and 49.978% by Newmont, with Fury Gold remaining the operator under an amended and restated joint operating agreement.

On February 29, 2024, the Company and Newmont, through their respective subsidiaries, entered into a new agreement whereby the Company acquired 100% control of the interests, consolidating these properties into the Company’s portfolio and dissolving the joint venture.